Short-term loans (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Short term loans	$ 460,030	$ 206,070
Interest expense	10,208	11,268
China Construction Bank [Member]
Short term loans	$ 460,030	0
Term	12 months
China Construction Bank [Member] | Minimum [Member]
Interest rate	4.13%
China Construction Bank [Member] | Maximum [Member]
Interest rate	5.00%
Third party [Member]
Short term loans	$ 0	$ 206,070
Interest rate	4.53%
Maturity date	Apr. 09, 2019